Document and Entity Information	Oct. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 16, 2020
Entity Registrant Name	LEAF GROUP LTD.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35048
Entity Tax Identification Number	20-4731239
Entity Address, Address Line One	1655 26th Street
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	310
Local Phone Number	656-6253
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LEAF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001365038
Amendment Flag	false